FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS [Abstract]
Financial Assets and Liabilities
The Technip Energies Group holds the following financial assets and liabilities:

	December 31, 2020
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€1,059.1	€-	€1,059.1	€-
Other financial assets	60.2	34.3	25.9
Derivative financial instruments	32.1	6.2	-	25.9
Cash and cash equivalents	3,189.7	3,189.7	-	-
Due from TechnipFMC - Trade receivable	65.2	-	65.2	-
Due from TechnipFMC - Loans	56.6	-	56.6	-
Total financial assets	€4,462.9	€3,230.2	€1,206.8	€25.9
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	115.7	115.7	-	-
Short-term debt and current portion of long-term debt	402.4	-	402.4	-
Accounts payable, trade	1,259.4	-	1,259.4	-
Derivative financial instruments	11.5	1.0	-	10.6
Other non-current financial liabilities	85.3	85.3	-	-
Due to TechnipFMC - Trade payable	73.5	-	73.5	-
Due to TechnipFMC - Loans	3.7	-	3.7	-
Total financial liabilities	€1,951.5	€202.0	€1,739.0	€10.6

	December 31, 2019
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€928.5	€-	€928.5	€-
Other financial assets	47.0	25.8	21.2	-
Derivative financial instruments	16.4	7.2	-	9.2
Cash and cash equivalents	3,563.7	3,563.7	-	-
Due from TechnipFMC - Trade receivable	14.9	-	14.9	-
Due from TechnipFMC - Loans	1.1	-	1.1	-
Total financial assets	€4,571.6	€3,596.7	€965.7	€9.2
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	115.0	115.0	-	-
Short-term debt and current portion of long-term debt	583.4	-	583.4	-
Accounts payable, trade	1,199.3	-	1,199.3	-
Derivative financial instruments	55.9	-	-	55.9
Other non-current financial liabilities	124.5	124.5	-	-
Due to TechnipFMC - Trade payable	20.3	-	20.3	-
Due to TechnipFMC - Loans	4.6	-	4.6	-
Total financial liabilities	€2,103.0	€239.5	€1,807.6	€55.9

	December 31, 2018
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€1,094.9	€-	€1,094.9	€-
Other financial assets	39.7	15.8	23.9	-
Derivative financial instruments	10.8	-		10.8
Cash and cash equivalents	3669.6	3669.6		-
Due from TechnipFMC - Trade receivable	23.0	-	23.0	-
Due from TechnipFMC - Loans	0.8	-	0.8	-
Total financial assets	€4,838.8	€3,685.4	€1,142.6	€10.8
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	151.1	151.1	0.0	-
Short-term debt and current portion of long-term debt	630.0	-	630.0	-
Accounts payable, trade	1132.3	-	1132.3	-
Derivative financial instruments	37.6	2.7	0.0	34.9
Other non-current financial liabilities	205.7	205.7	0.0	-
Due to TechnipFMC - Trade payable	74.8	-	74.8	-
Due to TechnipFMC - Loans	23.6	-	23.6	-
Due to TechnipFMC - Dividends	17.8	-	17.8	-
Total financial liabilities	€2,272.9	€359.5	€1,878.5	€34.9

Financial Instruments Classification by Levels
The following explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the combined financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Technip Energies Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	December 31, 2020
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€34.3	€-	€-	€34.3
Derivative financial instruments:
Foreign exchange contracts	-	32.1	-	32.1
Financial assets	€34.3	€32.1	€-	€66.4
Redeemable financial liability	€-	€-	€201.0	€201.0
Derivative financial instruments:
Foreign exchange contracts	-	11.5	-	11.5
Financial liabilities	€-	€11.5	€201.0	€212.5

	December 31, 2019
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€25.8	€-	€-	€25.8
Derivative financial instruments:
Foreign exchange contracts	-	16.5	-	16.5
Financial assets	€25.8	€16.5	€-	€42.3
Redeemable financial liability	€-	€-	€239.3	€239.3
Derivative financial instruments:
Foreign exchange contracts	-	55.9	-	55.9
Financial liabilities	€-	€55.9	€239.3	€295.2

	December 31, 2018
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€15.8	€-	€-	€15.8
Derivative financial instruments:
Foreign exchange contracts	-	10.8	-	10.8
Financial assets	€15.8	€10.8	€-	€26.6
Redeemable financial liability	€-	€-	€356.8	€356.8
Derivative financial instruments:
Foreign exchange contracts	-	37.6	-	37.6
Financial liabilities	€-	€37.6	€356.8	€394.4

Changes in Fair Value of Level 3 Mandatorily Redeemable Financial Liabilities
Changes in the fair value of Level 3 mandatorily redeemable financial liabilities are presented in the below table. Over the periods presented, Technip Energies Group consolidated the total results of the Yamal entities and recorded a mandatorily redeemable financial liability representing the Group’s dividend obligation.

(In millions)	2020	2019	2018
Balance at beginning of the period	€239.3	€356.8	€260.1
Losses recognized in statement of income	177.2	377.9	273.8
Less: Settlements	(196.7)	(502.7)	(191.8)
Acquisitions	-	-	-
Net foreign exchange differences	(18.8)	7.3	14.7
Balance at end of the period	€201.0	€239.3	€356.8

Foreign Currencies, Net Positions
At December 31, 2020, 2019 and 2018, the Technip Energies Group held the following material net positions:

	2020		2019		2018
	Net Notional Amount Bought (sold)		Net Notional Amount Bought (sold)		Net Notional Amount Bought (sold)
(In millions)		EURO Equivalent		EURO Equivalent		EURO Equivalent
Australian Dollar	217.8	134.8	189.9	118.7	204.9	126.3
British Pound	(175.0)	(193.2)	(204.1)	(239.8)	(208.9)	(233.6)
Canadian Dollar	(8.0)	(5.1)	(5.0)	(3.4)	(9.0)	(5.8)
Chineese Yuan	115.4	14.5	-	-	-	-
Euro	151.2	151.2	(737.3)	(737.3)	522.0	522.0
Indian Rupee	423.8	4.7	-	-	-	-
Japanese yen	1,488.5	11.8	4,376.7	35.9	8,158.1	64.9
Kuwaiti Dinar	1.3	3.6	-	-	-	-
Malaysian Ringit	193.2	39.1	359.0	78.1	396.8	83.9
Mexican Pesos	1,444.8	59.5	(300.0)	(14.1)	(250.0)	(11.1)
Norwegian Krone	250.0	23.6	426.1	43.2	223.2	22.4
Quatarin Ryal	5.0	1.1	-	-	-	-
Russian Ruble	(561.9)	(6.2)	-	-	-	-
Singapore Dollar	15.0	9.3	1.6	1.1	5.4	3.5
U.A.E Dirham	(1.6)	(0.4)	-	-	-	-
U.S Dollar	(1,392.3)	(1,144.3)	(823.2)	(733.0)	(522.8)	(456.6)

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments reported in the combined statement of financial position:

	December 31, 2020		December 31, 2019		December 31, 2018
(In millions)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts:
Current – Derivative financial instruments	€20.5	€6.9	€7.9	€42.2	€7.7	€20.8
Long-term – Derivative financial instruments	5.5	3.6	1.4	13.7	3.1	14.1
Total derivatives designated as hedging instruments	26.0	10.5	9.3	55.9	10.8	34.9
Derivatives not designated as hedging instruments:
Foreign exchange contracts:
Current – Derivative financial instruments	6.1	1.0	7.1	-	-	2.7
Long-term – Derivative financial instruments	-	-	-	-	-	-
Total derivatives not designated as hedging instruments	6.1	1.0	7.1	-	-	2.7
Total derivatives	€32.1	€11.5	€16.4	€55.9	€10.8	€37.6

Location of Gains (Losses) Related to Derivative Instruments
The following tables present the location of gains (losses) in the combined statements of income related to derivative instruments designated as cash flow hedges:

	Gain (Loss) recognized in OCI (Effective Portion)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts	€23.9	€(1.0)	€(23.5)

Location of cash flow hedge gain (loss) reclassified from accumulated OCI into profit (loss)	Gain (Loss) recognized in OCI (Effective Portion)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€(3.4)	€(5.0)	€7.7
Total	€(3.4)	€(5.0)	€7.7

Location of cash flow hedge gain (loss) recognized in profit (loss)	Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€17.2	€(18.0)	€(13.8)
Total	€17.2	€(18.0)	€(13.8)

The following table presents the location of gains (losses) in the combined statements of income related to derivative instruments not designated as hedging instruments:

Location of gain (loss) recognized in profit (loss)	Gain (Loss) recognized in profit (loss) on derivatives (Instruments not designated as hedging instruments)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€(2.0)	€10.0	€(5.4)
Total	€(2.0)	€10.0	€(5.4)

Offsetting Financial Assets and Financial Liabilities
The following tables present both gross information and net information of recognized derivative instruments:

	December 31, 2020			December 31, 2019			December 31, 2018
(In millions)	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount
Derivative assets	€32.1	€(2.8)	€29.3	€16.4	€(8.5)	€7.9	€10.8	€(5.2)	€5.6
Derivative liabilities	€11.5	€(2.8)	€8.7	€55.9	€(8.5)	€47.4	€37.6	€(5.2)	€32.4